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                                    FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2008

            Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RR Advisors, LLC
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Address:  200 Crescent Court, Suite 1060
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          Dallas, Texas  75201
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Form 13F File Number: 28-11321
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 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert J. Raymond
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Title:   Member
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Phone:   (214) 871-8680
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Signature, Place, and Date of Signing:

/s/ Robert J. Raymond
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(Signature)

Dallas, Texas
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City, State)

November 14, 2008
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(Date)

Report Type (Check only one.):

      [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:

  0
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Form 13F Information Table Entry Total:

  31
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Form 13F Information Table Value Total:

$414,261  (thousands)
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List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None
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                           FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- --------------- --------- -------- -------------------- ---------- -------- ----------------------
                                                                                                                VOTING AUTHORITY
                                                                                                             ----------------------
                                                           VALUE (X SHRS OR PRN SH/ PUT/ INVESTMENT  OTHER
         NAME OF ISSUER          TITLE OF CLASS    CUSIP    $1,000)     AMT     PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- --------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
Contango Oil & Gas Co                  COM       21075N204    9,144     169,400  SH         SOLE                169,400
Contango Oil & Gas Co                  COM       21075N204    4,453      82,500  SH  Put    SOLE                 82,500
Copano Energy LLC                   COM UNITS    217202100   67,340   2,760,922  SH         SOLE              2,760,922
CREDO Petroleum Corp.                  COM       225439207   13,539   1,837,000  SH         SOLE              1,837,000
Crosstex Energy, Inc.                  COM       22765Y104    5,604     224,433  SH         SOLE                224,433
Crosstex Energy LP                     COM       22765U102   17,708     969,783  SH         SOLE                969,783
DCP Midstream Partners LP        COM UT LTD PTN  23311P100    1,634      96,600  SH         SOLE                 96,600
Eagle Rock Energy Partners LP         UNIT       26985R104   28,959   2,750,124  SH         SOLE              2,750,124
El Paso Pipeline Partners LP      COM UNIT LPI   283702108    1,250      77,800  SH         SOLE                 77,800
Energy Transfer Equity LP        COM UT LTD PTN  29273V100   14,730     677,256  SH         SOLE                677,256
Energy Transfer Partners LP      UNIT LTD PARTN  29273R109   22,323     606,100  SH         SOLE                606,100
Genesis Energy LP                UNIT LTD PARTN  371927104    5,835     408,300  SH         SOLE                408,300
Hiland Holdgs GP LP                UNIT LP INT   43129M107    2,385     115,814  SH         SOLE                115,814
Holly Energy Partners LP         COM UT LTD PTN  435763107    3,229     107,500  SH         SOLE                107,500
Kinder Morgan Energy Partners LP UT LTD PARTNER  494550106      380       7,300  SH         SOLE                  7,300
K-Sea Transn Partners LP               COM       48268Y101    4,525     225,020  SH         SOLE                225,020
Legacy Reserves LP                 UNIT LP INT   524707304    8,405     489,518  SH         SOLE                489,518
Linn Energy LLC                   UNIT LTD LIAB  536020100   27,786   1,816,064  SH         SOLE              1,816,064
Magellan Midstream Partners LP   COM UNIT RP LP  559080106      324      10,000  SH         SOLE                 10,000
Markwest Energy Partners LP      UNIT LTD PARTN  570759100    2,599     102,825  SH         SOLE                102,825
NuStar Energy, LP                   UNIT COM     67058H102      828      19,500  SH         SOLE                 19,500
Petrohawk Energy Corporation           COM       716495106    1,622      75,000  SH         SOLE                 75,000
Plains All American Pipeline LP  UNIT LTD PARTN  726503105   76,248   1,924,479  SH         SOLE              1,924,479
Proshares TR                      ULTRASHRT O&G  74347R586    7,770     200,000  SH         SOLE                200,000
Regency Energy Partners, LP       COM UNITS LP   75885Y107   48,464   2,642,550  SH         SOLE              2,642,550
Sandridge Energy, Inc                  COM       80007P307    8,478     432,571  SH         SOLE                432,571
Spectra Energy Partners LP             COM       84756N109    3,705     195,000  SH         SOLE                195,000
Star Gas Partners LP             UNIT LTD PARTNR 85512C105    2,813   1,267,126  SH         SOLE              1,267,126
Western Gas Partners LP          COM UNIT LP IN  958254104    6,473     490,400  SH         SOLE                490,400
Williams Partners LP               COM UNIT LP   96950F104   14,586     564,242  SH         SOLE                564,242
XTO Energy Inc.                        COM       98385X106      930      20,000  SH         SOLE                 20,000